Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2022
Significant accounting judgements, estimates and assumptions
Significant accounting judgements, estimates and assumptions

4. Significant accounting judgements, estimates and assumptions

In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements as well as the key assumptions concerning the future and other key sources of estimation uncertainty at the balance sheet date which have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are outlined as follows.

For significant estimates and assumptions with respect to impairment testing, please refer to Note 2.6.10.

For significant estimates and assumptions with respect to the fair value of Sigma Sense, please refer to Note 8.

4.1Revenue from contracts with customers

Principal versus agent considerations

The Group enters into contracts with certain of its customers to acquire, on their behalf, displays produced by third-party suppliers. Under these contracts, the Group provides procurement services. The Group determined that it controls the goods before they are transferred to customers, and it has the ability to direct the use of the displays or obtain benefits from the displays. The following factors indicate that the Group controls the goods before they are transferred to customers:

●	The Group is primarily responsible for fulfilling the promise to provide the specified displays
●	The Group has inventory risk before or after the specified displays have been transferred to the customer as it purchases displays and takes them into inventory before the displays are bonded and shipped to the customers
●	The Group has discretion in establishing the price for the specified displays
●	The Group grants discounts to customers based on contractually agreed terms, in particular to major customers

Therefore, the Group determined that it is principal in these contracts.

Additionally, VTS sells its products to a business partner who then sells those products to customers. The business partner in this case acts as an intermediary between VTS and the customer. Based on the distribution agreement, the business partner acts as an agent and not as a principal. This conclusion has been primarily based on the fact that the business partner only places orders to VTS once receiving a customer order and, therefore, has no possibility to decide independently on the customer to which he delivers.

Principal versus agent considerations frequently appear within the Groups’ business environment. Judgement is required for each contract entered into with new major customers.

Over-time revenue recognition

In the case of revenue from contracts with customers recognized over-time, judgement is applied in determining which method best depicts the progress towards complete satisfaction of the underlying performance obligations. The management decided to choose the input method as a cost to cost method, as this represents the best possible approximation of the degree of progress from a management point of view.

Therefore, the Group carefully evaluates the production and delivery process for new projects to decide whether input or output methods shall be applied.

Cost-to-Fulfill a contract (IFRS 15.95) versus IAS 38 in connection with R&D activities

Due to its business model, the Group generally performs application engineering before series production to adapt products and processes to the specific requirements of the customer. VIA also performs R&D activities without any customer specific requirement. As a consequence, VIA must regularly determine whether such activities may result in an internally generated intangible asset or, if not, whether such activities are eligible for capitalization as costs to fulfil a contract with a customer. This is the case, if they relate directly to an existing contract or specific anticipated contract, they generate or enhance resources of the entity that will be used to satisfy the performance obligations in the future and are expected to be recovered.

In determining whether costs may result in an internally generated intangible asset or be eligible for capitalization as costs to fulfil a contract, management applies judgement in order to evaluate if the R&D activities are expected to lead to new or substantially improved materials, devices, products, processes, system or services because only then costs may be recognized as internally generated intangible asset.

4.2	Provision for expected credit losses of trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on days past due for customers that have similar loss patterns.

The provision matrix is initially based on the Group’s historical observed default rates. If forecast economic conditions are expected to deteriorate over the next year, which can lead to an increased number of defaults in the manufacturing sector, the historical default rates are adjusted upward. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customers’ actual default in the future.

4.3Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. A provision for warranties is recognized when the underlying products or services are sold, based on historical warranty experience and a weighting of possible outcomes against their associated probabilities.

Management’s estimates are based on the best information available related to historical experience and expected future costs and are subject to change over time.

4.4Income taxes

The Group records income taxes under the liability method. Deferred tax assets and liabilities reflect the Group’s estimation of the future tax consequences of temporary differences between the carrying amounts of assets and liabilities for book and tax purposes. The Group determines deferred income taxes based on the differences in accounting methods and timing between financial reporting and income tax reporting. Accordingly, the Group determines the deferred tax asset or liability for each temporary difference based on the enacted tax rates expected to be in effect when the Group realizes the underlying items of income and expense.

The Group considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent earnings experience by jurisdiction, expectations of future taxable income, and the carryforward periods available to the Group for tax reporting purposes, as well as other relevant factors. Therefore, actual income taxes could materially vary from these estimates.

4.5 Consolidation

To enable inorganic growth, the Group acquires certain entities. In the context of such acquisitions, it is necessary to regularly assess control over the acquiree in accordance with IFRS 10.

Evaluation of control regularly includes evaluation of the relevant activities of the acquiree as well as the internal decision making procedures. Decision making procedures might be relatively straight forward in cases solely based on voting rights (such as e.g. in case of Germaneers). Still, judgement might be necessary in cases of complex contractual relationships with other shareholders (such as e.g. a deadlock call option in case of VTS) that influence control.

VIA carefully evaluates every business combination and the implications of new or existing contracts with regard to control.

4.6Acquisition Accounting

The Group assigns the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition.

When determining the fair values of assets acquired and liabilities assumed, the Group makes significant estimates and assumptions. The Group generally bases the measurement of fair value on the present value of future discounted cash flows. The discounted cash flows model indicates the fair value of the reporting unit based on the present value of the cash flows that the Group expects the reporting unit to generate in the future. The Group’s significant estimates in the discounted cash flows model includes forecasted revenues, weighted average costs of capital and the useful lives of the tangible assets.

The Group’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

4.7Lease: Incremental borrowing rate and renewal options

The Group has leases for buildings, vehicles and IT equipment (see Note 2.6.6). Within the accounting for such leases under IFRS 16, the determination of the incremental borrowing rate as well as the exercisability of extension and termination options require significant judgment and estimation.

The Group determines relevant incremental borrowing rates based on risk-free interest rates (congruent to the duration of a lease) and credit spreads derived from a peer group.

The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. The Group considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).